CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 55,099	₽ 7,832	₽ 56,590
Adjustments for:
Depreciation and amortization	106,948	104,588	79,912
Impairment of non-current assets	(148)	149	3,775
Impairment of financial assets	7,761	3,694	2,923
Loss from sale of Ukraine operations (Note 10)	5,499
Provision related to SEC investigation (Note 33)		55,752
Finance income	(4,805)	(5,981)	(5,548)
Finance costs	48,711	38,165	26,064
Income tax expense	17,671	16,969	18,977
Currency exchange (gain)/loss	(5,628)	6,892	(1,301)
Share of profit of associates	(8,079)	(2,890)	(2,774)
Change in fair value of financial instruments	7,412	(5,384)	(110)
Inventory obsolescence expense	2,207	3,326	2,179
Change in provisions	305	(1,474)	1,556
Other non-cash items	(6,882)	(3,479)	(657)
Movements in operating assets and liabilities:
(Increase) / Decrease in trade and other receivables	(3,808)	438	(3,514)
Increase in bank deposits and loans to customers	(34,452)	(15,367)
Decrease / (Increase) in inventory	3	(11,292)	2,200
Decrease in advances paid and prepaid expenses	3,478	1,429	1,197
(Increase) / Decrease in VAT receivable	(2,522)	72	(1,145)
Increase / (Decrease) in trade and other payables and other current liabilities	6,825	(58)	3,200
Increase in bank deposits and liabilities	27,823	4,100
Fines and penalties related to investigation into former operations in Uzbekistan (Note 33)	(55,607)
Dividends received	3,707	3,726	3,590
Income tax paid	(23,943)	(19,777)	(22,427)
Interest received	5,263	10,016	3,319
Interest paid, net of interest capitalized	(46,186)	(37,056)	(23,366)
NET CASH PROVIDED BY OPERATING ACTIVITIES	106,652	154,390	144,640
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 4)	(2,052)	(3,444)	(367)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 550 million, RUB 460 million and RUB 307 million, respectively)	(68,465)	(64,731)	(53,366)
Purchases of other intangible assets	(23,016)	(21,751)	(23,065)
Purchase of 3G and 4G licenses in Armenia and Ukraine	(255)	(5,527)
Cost to obtain and fulfill contracts, paid	(4,651)	(4,764)
Proceeds from sale of property, plant and equipment and assets held for sale	6,536	5,905	4,343
Purchases of short-term and other investments	(22,714)	(18,754)	(33,717)
Proceeds from sale of short-term and other investments	47,139	38,596	25,385
Investments in associates (Note 15)	(75)	(3,871)	(723)
Cash (payments) and proceeds related to swap contracts	(2,459)	6,892
Proceeds from sale of subsidiaries, net of cash disposed (Note 10)	37,386	619
Proceeds from sale/liquidation of associates (Note 15)	3,067
Other investing activities	5
NET CASH USED IN INVESTING ACTIVITIES	(29,554)	(78,389)	(81,510)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(189)	(27,983)	(12,042)
Proceeds from issuance of notes	72,500	27,550	45,000
Notes and debt issuance cost paid	(111)	(39)	(98)
Lease obligation principal paid	(15,154)	(13,577)	(774)
Dividends paid	(52,505)	(50,054)	(51,759)
Acquisition of entities under common control, net of cash acquired	(15,312)	(13,242)
Proceeds from loans	62,415	95,000	25,136
Repayment of loans	(156,511)	(20,076)	(32,239)
Payments under credit guarantee agreement related to foreign-currency hedge (Note 29)		(981)	(1,766)
Repurchase of common stock	(15,922)	(22,655)	(21,896)
Other financing activities	341	133	(7)
NET CASH USED IN FINANCING ACTIVITIES	(120,448)	(25,924)	(50,445)
Effect of exchange rate changes on cash and cash equivalents	(2,655)	3,412	(569)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(46,005)	53,489	12,116
CASH AND CASH EQUIVALENTS, beginning of the year	84,075	30,586	18,470
CASH AND CASH EQUIVALENTS, end of the year	₽ 38,070	84,075	₽ 30,586
Avantage
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 4)		₽ (7,559)